Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Hodges Fund
Retail Class Ticker HDPMX

Hodges Small Cap Fund
Retail Class Ticker HDPSX
Institutional Class Ticker HDSIX

(each a “Fund” and collectively, the “Funds”)
each a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated July 28, 2021 to
Statutory Prospectus dated July 29, 2021

Effective September 1, 2021, the Hodges Fund’s management fee and Expense Cap will return to 0.85% and 0.90%, respectively. Effective September 1, 2021, the Hodges Small Cap Fund’s management fee and Expense Cap will return to 0.85% and 1.12%, respectively.

As of September 1, 2020, Hodges Capital Management, Inc. (the “Advisor”), contractually agreed to lower its management fee from 0.85% to 0.82% of each of the Hodges Fund and the Hodges Small Cap Fund’s average daily net assets. This one-year temporary contractual waiver is in effect until August 31, 2021. In addition, as of September 1, 2020, Hodges Capital Management, Inc. (the “Advisor”), contractually agreed to waive a portion or all of its management fees and pay the Funds expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) in order to limit Total Annual Fund Operating Expenses to 0.90% of average daily net assets of the Hodges Fund, and 1.12% of average daily net assets of the Hodges Small Cap Fund, respectively (the “Expense Cap”). The Advisor has waived its right to receive reimbursement of the portion of its management fees waived pursuant to the temporary advisory fee waiver agreement.

Supplement Closing [Text Block]	ck0000811030_SupplementClosingTextBlock	Please retain this Supplement with the Prospectus.
Hodges Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Hodges Fund
Hodges Fund | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HDPMX
Hodges Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Hodges Small Cap Fund
Hodges Small Cap Fund | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HDPSX
Hodges Small Cap Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HDSIX